SUBSEQUENT EVENTS (Details Narrative)																								1 Months Ended		3 Months Ended										6 Months Ended		9 Months Ended						12 Months Ended
	Jan. 29, 2026 $ / shares shares	Jan. 29, 2026 $ / shares shares	Jan. 13, 2026 shares	Oct. 01, 2025 $ / shares shares	Oct. 01, 2025 $ / shares shares	Jul. 28, 2025 shares	Jul. 11, 2025 USD ($) $ / shares shares	Jul. 11, 2025 CAD ($) shares	Jul. 03, 2025 shares	May 25, 2025 $ / shares shares	May 25, 2025 $ / shares shares	Apr. 28, 2025 USD ($) $ / shares shares	Apr. 28, 2025 CAD ($) shares	Mar. 31, 2025 $ / shares shares		Mar. 04, 2025 shares	Feb. 25, 2025 shares	Feb. 20, 2025 shares	Jan. 09, 2025 $ / shares shares	Dec. 27, 2024 shares	Sep. 26, 2024 USD ($) $ / shares	Sep. 13, 2024 shares	Jul. 03, 2024 shares	Dec. 31, 2024 USD ($) $ / shares	Nov. 30, 2024 USD ($)	Dec. 31, 2025 $ / shares shares		Sep. 30, 2025 shares	Jun. 30, 2025 shares	Mar. 31, 2025 $ / shares shares		Dec. 31, 2024 $ / shares shares	Sep. 30, 2024 shares	Jun. 30, 2024 shares	Mar. 31, 2024 shares	Sep. 30, 2025 shares	Jun. 30, 2025 shares	Dec. 31, 2025 $ / shares shares		Dec. 31, 2025 $ / shares $ / shares shares		Sep. 30, 2025 shares	Sep. 30, 2024 shares	Mar. 31, 2025 $ / shares shares		Mar. 31, 2025 $ / shares $ / shares shares		Mar. 31, 2024 $ / shares shares	Jan. 30, 2026 USD ($)	Jan. 19, 2026 USD ($)	Dec. 31, 2025 $ / shares	Nov. 10, 2025 $ / shares	Nov. 10, 2025 $ / shares	Jul. 11, 2025 $ / shares	Apr. 28, 2025 $ / shares	Mar. 31, 2025 $ / shares	Jan. 09, 2025 $ / shares	Dec. 31, 2024 $ / shares	Nov. 08, 2024 $ / shares	Nov. 08, 2024 $ / shares	Jun. 05, 2020
Subsequent Event [Line Items]
Gross proceeds from public offering | $																					$ 3,686,000			$ 3,004,340	$ 3,004,340
Issuing of public offering												916,666	916,666						471,809
Share price | (per share)																																																				$ 5.65	$ 7.75
Warrant exercise price | (per share)							$ 8.409					$ 8.80		$ 28.86	[1]				$ 36.81		$ 22.54			$ 13.15		$ 15.96	[2]			$ 28.86	[1]	$ 13.15						$ 15.96	[2]	$ 15.96	[2]			$ 28.86	[1]	$ 28.86	[1]				$ 21.87			$ 11.50	$ 12.00	$ 41.50	$ 52.92	$ 18.90
Number of stock options, Granted				90,313	90,313																					508,469		2,150,380	602,487	158,235		4,262,633	4,950,545	253,108	70,925		4,592,428	775,060		775,060		3,913,694	6,518,044	364,099		364,099		370,365
Stock option, excercise				105,000	105,000																																	250,000		250,000				51,235		51,235		86,547
Stock option, excercise price | (per share)				$ 5.51	$ 7.55																																	$ 6.32	[3]	$ 8.66				$ 16.94	[3]	$ 23.22		$ 19.94
Options expiration period				5 years	5 years
Bears interest rate percentage														5.00%												5.00%				5.00%								5.00%		5.00%				5.00%		5.00%					5.00%					5.00%					3.75%
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Issuing of public offering						40,742
Number of stock options, Granted														6,173		80,247	9,259			12,346		74,074	359,817			38,397		32,054	344,431	29,948		2,927,997	3,771,684	56,989			3,049,516					2,621,935	127,400
Issued						40,742			92,944																											585,020
Stock option, excercise																		148,150
Financial Advisor [Member]
Subsequent Event [Line Items]
Payments for cash fee | $							$ 250,000
Stock issued to finance fee shares							75,000	75,000
Consultant E [Member]
Subsequent Event [Line Items]
Stock option splits				37,500	37,500													74,075
Consultant F [Member]
Subsequent Event [Line Items]
Stock option splits				37,500	37,500													74,075
Compensation Warrants [Member]
Subsequent Event [Line Items]
Warrant exercise price | (per share)																																																											$ 9.39	$ 13.50
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds from public offering							$ 7,000,331	$ 9,573,758				$ 7,900,000	$ 11,000,000.0
Issuing of public offering							1,007,764	1,007,764				916,666	916,666
Share price | (per share)							$ 6.946					$ 8.64																																										9.50	12.00
Warrant exercise price | (per share)							$ 8.409					10.80																																										11.50	15.00
Subsequent Event [Member] | Consultants [Member]
Subsequent Event [Line Items]
Number of stock options, Granted										33,334	33,334
Stock option, excercise	450,000	450,000								33,334	33,334
Stock option, excercise price | (per share)	$ 0.63	$ 0.87								$ 8.74	$ 12.57
Options expiration period	5 years	5 years
Subsequent Event [Member] | Consultants [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Issued										33,333	33,333
Restricted stock units, vested										33,333	33,333
Subsequent Event [Member] | Financial Advisor [Member]
Subsequent Event [Line Items]
Payments for cash fee | $							$ 250,000
Stock issued to finance fee shares							75,000	75,000
Subsequent Event [Member] | Two Contractors [Member]
Subsequent Event [Line Items]
Options expiration period			5 years
Subsequent Event [Member] | Two Contractors [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Stock option, excercise			61,230
Subsequent Event [Member] | Susie Zamora [Member] | Loan Agreement [Member]
Subsequent Event [Line Items]
Debt face amount | $																																																	$ 25,000	$ 75,000
Bears interest rate percentage																																																	15.00%	15.00%
Subsequent Event [Member] | Consultant E [Member]
Subsequent Event [Line Items]
Stock option splits	250,000	250,000
Subsequent Event [Member] | Consultant F [Member]
Subsequent Event [Line Items]
Stock option splits	200,000	200,000
Subsequent Event [Member] | Compensation Warrants [Member]
Subsequent Event [Line Items]
Warrant exercise price | (per share)							$ 8.409					$ 8.64																																										$ 11.50	$ 12.00
Warrant description							the Company agreed to pay the agents up to a cash commission equal to the greater of C$400,000 and 7% of the gross proceeds of the Offering, and further agreed to issue to the agents up to such number of compensation warrants as is equal to an aggregate of 3.5% of the number of Units sold pursuant to the Offering (the “Compensation Warrants”). Each Compensation Warrant is exercisable into a Share at an exercise price of C$11.50 (US$8.409) per Share until the date that is 36 months after the date of issuance. The cash commission and the number of Compensation Warrants was reduced to 2.0% in respect to the portion of aggregate gross proceeds of the Offering attributable to subscribers identified by the Company. In addition, the Company paid a cash fee of US$250,000 and issued 75,000 corporate finance fee warrants to a financial advisor, with such corporate finance fee warrants having identical terms to the Compensation Warrants.	the Company agreed to pay the agents up to a cash commission equal to the greater of C$400,000 and 7% of the gross proceeds of the Offering, and further agreed to issue to the agents up to such number of compensation warrants as is equal to an aggregate of 3.5% of the number of Units sold pursuant to the Offering (the “Compensation Warrants”). Each Compensation Warrant is exercisable into a Share at an exercise price of C$11.50 (US$8.409) per Share until the date that is 36 months after the date of issuance. The cash commission and the number of Compensation Warrants was reduced to 2.0% in respect to the portion of aggregate gross proceeds of the Offering attributable to subscribers identified by the Company. In addition, the Company paid a cash fee of US$250,000 and issued 75,000 corporate finance fee warrants to a financial advisor, with such corporate finance fee warrants having identical terms to the Compensation Warrants.
Payments for cash commission | $								$ 400,000
Subsequent Event [Member] | Compensation Warrants [Member]
Subsequent Event [Line Items]
Compensation warrants description												Company agreed to pay the agents up to a cash commission equal to 7% of the gross proceeds of the Offering and agreed to issue to the agents up to such number of compensation warrants as is equal to an aggregate of 3.5% of the number of Units sold pursuant to the Offering (the “Compensation Warrants”). Each Compensation Warrant is exercisable into a Share at an exercise price of US$8.64 (CAD$12.00) per Share until the date that is 36 months after the date of issuance. The cash commission and the number of Compensation Warrants was reduced to 2.0% in respect to the portion of aggregate gross proceeds of the Offering attributable to subscribers identified by the Company.	Company agreed to pay the agents up to a cash commission equal to 7% of the gross proceeds of the Offering and agreed to issue to the agents up to such number of compensation warrants as is equal to an aggregate of 3.5% of the number of Units sold pursuant to the Offering (the “Compensation Warrants”). Each Compensation Warrant is exercisable into a Share at an exercise price of US$8.64 (CAD$12.00) per Share until the date that is 36 months after the date of issuance. The cash commission and the number of Compensation Warrants was reduced to 2.0% in respect to the portion of aggregate gross proceeds of the Offering attributable to subscribers identified by the Company.

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.
[3]	Converted at balance sheet rate.